ESTIMATION OF FAIR VALUE - Textual (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($) $ / T	Dec. 31, 2017 COP ($)	Dec. 31, 2018 $ / T	Dec. 31, 2018 COP ($)
Disclosure Of Estimations of Fair Value [Line Items]
Range of growth rate	3.00%	1.00%
Weighted average cost of capital, significant unobservable inputs, assets	9.35%	8.64%
Price of natural rubber	0.47		1,521
Price of african palm per ton | $ / T			671
Transfers out of fair values between levels	$ 0	$ 0
Transfers in of fair values between levels	$ 0	$ 0
Global Markets database
Disclosure Of Estimations of Fair Value [Line Items]
Cost of equity	16.75%	15.23%
Cost of Debt	6.29%	5.84%
Weighted average cost of capital	10.74%	11.71%
Agriculture
Disclosure Of Estimations of Fair Value [Line Items]
Cost of equity	16.75%	15.23%
Cost of Debt	6.29%	5.84%
Weighted average cost of capital	10.74%	11.71%
Baseline scenario | Minimum
Disclosure Of Estimations of Fair Value [Line Items]
Constant prepayment rate, significant unobservable inputs, assets	9.25%	12.40%
Baseline scenario | Maximum
Disclosure Of Estimations of Fair Value [Line Items]
Constant prepayment rate, significant unobservable inputs, assets	10.90%	15.80%
Favorable scenario
Disclosure Of Estimations of Fair Value [Line Items]
Constant prepayment rate, significant unobservable inputs, assets	10.00%
Unfavorable scenario
Disclosure Of Estimations of Fair Value [Line Items]
Constant prepayment rate, significant unobservable inputs, assets	20.00%
Service concession arrangements
Disclosure Of Estimations of Fair Value [Line Items]
Financial assets at fair value through profit or loss		$ 2,282,611		$ 2,488,414